CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jul. 22, 2021	Jun. 30, 2021	Jan. 06, 2021	Dec. 31, 2020	Sep. 30, 2020	Jul. 31, 2020
Preferred stock, par value, (per share)		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000		1,000,000	1,000,000	1,000,000
Preferred stock, shares issued		0		0	0	0
Preferred stock, shares outstanding		0		0	0	0
Purchase price, per unit		$ 10.00		$ 10.00
Class A Ordinary shares
Common stock, par value, (per share)		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized		200,000,000		200,000,000	200,000,000	200,000,000
Common stock, shares issued		4,352,473		0
Common stock, shares outstanding		4,352,473		0
Class A Common Stock Subject to Redemption
Temporary equity, par value, (per share)		$ 0.0001		$ 0.0001
Temporary equity, shares outstanding		23,247,527		0
Purchase price, per unit		$ 10.00		$ 10.00
Class B Ordinary shares
Common stock, par value, (per share)		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized		20,000,000		20,000,000	20,000,000	20,000,000
Common stock, shares issued	8,625,000	6,900,000		6,900,000
Common stock, shares outstanding		6,900,000	6,900,000	6,900,000